SEGMENT REPORTING - Additional Information (Details) - ARS ($)		12 Months Ended
	Jan. 01, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Annual sales		$ 41,649,711,000	$ 38,018,440,000	$ 35,765,451,000
Small companies, individuals and companies | Small companies, individuals and companies
Disclosure of operating segments [line items]
Annual sales	$ 100,000
Small and Medium Size Companies | Small and Medium Size Companies | Minimum
Disclosure of operating segments [line items]
Annual sales	100,000
Small and Medium Size Companies | Small and Medium Size Companies | Maximum
Disclosure of operating segments [line items]
Annual sales	700,000
Megras | Megras | Minimum
Disclosure of operating segments [line items]
Annual sales	2,500,000
Megras | Megras | Maximum
Disclosure of operating segments [line items]
Annual sales	700,000
Grandes companies | Grandes companies
Disclosure of operating segments [line items]
Annual sales	$ 2,500,000